Description of Organization and Business Operations (Details)				9 Months Ended		12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 07, 2020 USD ($)	Sep. 04, 2020 item	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Oct. 14, 2022 USD ($)	Sep. 15, 2022 $ / shares	Dec. 31, 2020 USD ($)
Subsidiary, sale of stock
Condition for future business combination number of businesses minimum | item			1	1		1
Purchase price, per unit | $ / shares	$ 10.00
Proceeds received from initial public offering, gross					$ 414,000,000	$ 414,000,000
Deferred underwriting commissions				$ 14,490,000		14,490,000
Payments for investment of net proceeds placed in trust account	$ 414,000,000.0				$ 414,000,000	414,000,000
Maximum maturity period				185 days
Remaining net tangible assets							$ 5,000,001
Outstanding balance under Working Capital Loans				$ 500,000		$ 0
Duration of combination period						24 months
Operating bank accounts				293,000		$ 400,000
Working capital deficit				$ 2,700,000
Amount borrowed under Note									$ 139,949
Initial Public Offering
Subsidiary, sale of stock
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00		$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Offering costs incurred	23,700,000
Deferred underwriting commissions	$ 14,500,000
Payments for investment of net proceeds placed in trust account						$ 414,000,000.0
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination				50.00%		50.00%
Remaining net tangible assets				$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without prior consent of the Company				20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)				100.00%		100.00%
Duration of combination period				24 months
Threshold business days for redemption of public shares				10 days		10 days
Maximum interest to pay for dissolution expenses				$ 100,000		$ 100,000
Initial Public Offering | Class A ordinary shares
Subsidiary, sale of stock
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Private Placement | Private Placement Warrants
Subsidiary, sale of stock
Number of warrants issued | shares	10,280,000			10,280,000		10,280,000
Price of warrant | $ / shares	$ 1.00			$ 1.00		$ 1.00
Proceeds from sale of private placement warrants	$ 10,300,000			$ 10,300,000		$ 10,300,000
Over-allotment option
Subsidiary, sale of stock
Number of units issued | shares	5,400,000			5,400,000		5,400,000
Over-allotment option | Class A ordinary shares
Subsidiary, sale of stock
Number of units issued | shares	5,400,000
Founder Shares | Sponsor
Subsidiary, sale of stock
Consideration received		$ 25,000				$ 25,000
Working Capital Loans
Subsidiary, sale of stock
Price of warrant | $ / shares				$ 1.00				$ 1.00
Amount borrowed under Note				$ 500,000		$ 0
Promissory Note with Related Party | Sponsor
Subsidiary, sale of stock
Amount borrowed under Note	$ 185,000